Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Loss Per Share
	31 December 2025 $ (Unaudited)	31 December 2024 $ (Unaudited)
Loss used in the calculation of basic and dilutive loss per share	(120,375,292)	(18,936,454)

	31 December 2025 $ per share (Unaudited)	31 December 2024 $ per share (Unaudited)
Loss per share:
Basic loss per share	(1.07)	(0.21)
Diluted loss per share	(1.07)	(0.21)

	31 December 2025 Number	31 December 2024 Number
Weighted average number of shares	112,693,055	88,390,180